Joint Arrangements - Husky Midstream Limited Partnership (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of joint ventures [line items]
Net Earnings (Loss)	$ 1,864,000	$ 1,609,000	$ 3,366,000	$ 5,666,000
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Share of equity investment			35.00%
Net Earnings (Loss)			$ 118,000	112,000
Unrecognised share of pre-tax net losses of joint ventures			20,000	14,000
Investments in Equity-Accounted Affiliates	$ 0		0		$ 0
Unrecognised share of losses of joint ventures			42,000		$ 28,000
Dividends received			56,000	22,000
Joint venture, contributions			$ 62,000	$ 30,000
Husky Midstream Limited Partnership | Power Assets Holding Ltd.
Disclosure of joint ventures [line items]
Share of equity investment			49.00%
Husky Midstream Limited Partnership | Cheung Kong Infrastructure Holdings Ltd.
Disclosure of joint ventures [line items]
Share of equity investment			16.00%